INVESTMENTS	12 Months Ended
Dec. 31, 2023
Schedule Of Investments
INVESTMENTS

9. INVESTMENTS

Balance at December 30, 2021	291,066
Change in fair value	(98,483)
Balance at December 31, 2022	192,583
Change in fair value	(3,180)
Balance at December 31, 2023	$189,403

Fair value of investments is comprised of:

Public company shares	$57,143
Private company shares	132,260
Balance at December 31, 2023	$189,403

Public company shares	$57,143
Private company shares	135,440
Balance at December 31, 2022	$192,583

The Company holds 1,428,571 common shares (2022 – 1,428,571) and nil (2022 – 1,428,571) warrants of Windfall Geotek Inc. a publicly traded company. At December 31, 2023 the fair value of the shares was based on the quoted price of $0.04 (2022 - $0.04). As of the issue date of these consolidated financial statements the quoted price of the shares was $0.03. The warrants expired on March 17, 2023. The fair values of the warrants as of December 31, 2022 were estimated using the Black-Scholes Option Pricing Model with the following assumptions:

December 31, 2022
Risk free interest rate	4.07%
Expected volatility	116.00%
Expected life	0.21 years
Expected dividend yield	0%

On October 27, 2021, the Company purchased 50,000 common shares of a private company for USD$100,000. In determining the fair value of the investment (classified at level 3 in the fair value hierarchy), the Company considers if observable market data exists on a quarterly basis to value the investment. Since inception, the Company has not had any adjustments to the fair value of the investment based on observable market data.

Draganfly Inc.

Amended and Restated Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2023

Expressed in Canadian Dollars